Financial results (Tables)	12 Months Ended
Dec. 31, 2022
Financial Results
Schedule of financial result

		Year ended December 31,
	Notes	2022	2021	2020
Financial income
Short term investments		440	226	129
Other		80	111	178
Total financial income		520	337	307
Financial expenses
Loans and borrowings gross interest	23	(612)	(671)	(742)
Capitalized loans and borrowing costs		47	59	70
Interest on REFIS		(152)	(54)	(55)
Interest on lease liabilities	23	(64)	(63)	(65)
Bond premium repurchase	10	(113)	(63)	-
Other		(285)	(457)	(366)
Total financial expenses		(1,179)	(1,249)	(1,158)
Other financial items, net
Net foreign exchange gains (losses)		(398)	408	(549)
Participative shareholders' debentures (i)	22	659	(716)	(1,565)
Financial guarantees (i)	32(b)	481	312	(468)
Derivative financial instruments	20	1,154	(23)	(1,210)
Reclassification of cumulative translation adjustments to the income statement	15 and 16	1,608	4,326	-
Indexation losses, net		(577)	(276)	(170)
Other financial items		2,927	4,031	(3,962)
Total		2,268	3,119	(4,813)

(i)	Items reclassified in comparative to maintain consistency of disclosure.